LEASES (Details - Lease maturity) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
Future payment, 2024	$ 39
Future payment, 2025	39
Total future payments	78
Imputed interest	(4)
Operating lease liability	$ 74	$ 0